Offerings - Offering: 1	May 11, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 3,625,988,829.54
Fee Rate	0.01381%
Amount of Registration Fee	$ 500,749.06
Offering Note	Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Agreement and Plan of Merger, dated as of April 19, 2026, by and among USA Rare Earth, Inc., SVRE Holdings Ltd. and Middlebury Merger Sub Ltd.

Title of each class of securities to which the transaction applies: Common Stock, par value $ 0.0001 per share (“Common Stock”), of USA Rare Earth, Inc.

The proposed maximum aggregate value of the transaction was calculated based on the acquisition consideration of (a) $300,000,000 in cash and (b) 126,849,307 shares of Common Stock. The cash consideration was added to the value of the Common Stock, which was computed by multiplying the 126,849,307 shares of Common Stock by $26.22 per share, which is the average of the high and low trading prices of Common Stock on May 5, 2026 (within five business days prior to the date of the proxy statement).

In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the current fee rate by the transaction value.